Six Circles U.S. Unconstrained Equity Fund Expense Example - Six Circles U.S. Unconstrained Equity Fund - Six Circles U.S. Unconstrained Equity Fund	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 5
Expense Example, with Redemption, 3 Years	62
Expense Example, with Redemption, 5 Years	125
Expense Example, with Redemption, 10 Years	$ 310